Accrued liabilities - Short-term (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Accrued liabilities
Fuel and traffic accrued expenses		$ 1,507,659	$ 1,315,363	$ 1,106,913
Maintenance and aircraft parts accrued expenses		120,254	79,280	194,366
Sales, marketing and distribution accrued expenses		230,935	283,538	143,758
Maintenance deposits		132,085	141,371	132,519
Salaries and benefits		296,829	187,072	114,781
Accrued administrative expenses		81,124	67,306	90,459
Deferred revenue from V Club membership		35,465	59,557	76,261
Information and communication accrued expenses		67,808	45,008	44,638
Supplier services agreement		10,634	10,634	10,634
Benefits from suppliers				1,473
Advances from travel agencies		542	482	650
Others		48,526	77,985	51,474
Total accrued liabilities	$ 134,355	$ 2,531,861	$ 2,267,596	$ 1,967,926